Summary of Direct Ownership Interests in Equity-Method Investees (Detail)	Dec. 31, 2012 NICLC	Apr. 19, 2012 NICLC	Dec. 31, 2013 WuXi MedImmune	Dec. 31, 2012 WuXi MedImmune	Dec. 31, 2013 WuXi PRA	Dec. 31, 2013 Adagene	Nov. 16, 2011 Adagene	Dec. 31, 2013 QB3	Dec. 17, 2012 QB3	Dec. 31, 2013 Phagelux Inc
Schedule of Equity Method Investments [Line Items]
Equity Method Investment Ownership Percentage	40.00%	40.00%	50.00%	50.00%	51.00%	15.80%	16.80%	13.30%	13.30%	20.00%